Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Compensation [Abstract]
Share-based compensation

12.    Share-based compensation

2022 Share Incentive Plan

In June 2022, our shareholders and board of directors adopted our 2022 share incentive plan, or the 2022 Plan, which has become effective upon the completion of our initial public offering, to motivate, attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of our business. Under the 2022 Plan, the maximum aggregate number of Class A ordinary shares which may be issued pursuant to all awards under such plan is 5,189,500, which constitutes 10 % of the total issued and outstanding shares of our company on a fully-diluted basis as of the date of adoption.

Restricted Stock Units (“RSUs”)

On November 1, 2021, the Board of the Company approved the establishment of an employee benefit trust for the purpose of holding the Company’s ordinary shares to be transferred to the recipient employees and directors of the share awards granted prior to the establishment of the 2022 Plan. In January 2022, Mr. Jianping Kong and other original shareholders of Zhejiang Haowei transferred a total of 5,626,678 ordinary shares held by them on behalf of the respective equity reward holders to Nanometa Ltd. (“Nanometa”), the nominee of the employee benefit trust. 1,628,909 shares held by Nanometa were transferred to the recipient employees and directors. As of June 30, 2024, a total of 3,997,769 shares were still held by Nanometa, which comprises of: 1) 2,805,269 shares held on behalf of and transferable to the recipient employees and directors upon request; 2) 852,520 shares transferable to the recipient employees and directors upon vesting; and 3) 256,647 shares unassigned due to forfeiture of share awards.

During the six months ended June 30, 2023 and 2024, share-based compensation recognized by the Company related to the RSUs were RMB4,397 and RMB235, respectively. As of December 31, 2023 and June 30, 2024, unrecognized compensation cost is RMB4,264 and RMB2,040, respectively, which is expected to be recognized through December 2024.

The following table summarized the RSUs activity and related information for the six months ended June 30, 2024:

	Number of RSUs	Weighted Average Grant Date Fair Value (RMB)
Unvested, January 1, 2024	895,018	0.02
Granted	—	—
Forfeited	42,498	0.02
Vested	—	—
Unvested, June 30, 2024	852,520	0.02

Options

On January 1, 2022, the Company granted an employee an option to purchase 250,000 Class A ordinary shares of the Company with an exercise price of US$0.0004 per share. The option granted has a contractual term of 10 years. For the reward, 33.3% will be vested on December 31, 2022 or one year after the Company completed the initial public offering, whichever is earlier; 33.3% will be vested on December 31, 2023 or two years after the Company completed the initial public offering, whichever is earlier; and 33.3% will be vested on December 31, 2024 or three years after the Company completed the initial public offering, whichever is earlier. During the year ended December 31, 2023, the employee exercised the option to purchase a total of 83,333 shares. The shares were held on behalf of and transferable to the employee by Nanometa, the nominee of the employee benefit trust.

On April 27, 2023, the Company granted a series of options under the 2022 share incentive plan: 1) the Company granted employees options to purchase a total of 225,215 Class A ordinary shares of the Company with an exercise price of US$0.0002 per share. The options granted have a contractual term of 10 years. For the reward, 33.3% will be vested on April 27, 2024; 33.3% will be vested on April 27, 2025; and 33.3% will be vested on April 27, 2026; 2) the Company granted employees options to purchase a total of 77,869 Class A ordinary shares of the Company with an exercise price of US$0.0002 per share. The options granted have a contractual term of 10 years. For the reward, 33.3% will be vested on July 12, 2023; 33.3% will be vested on July 12, 2024; and 33.3% will be vested on July 12, 2025; 3) the Company also granted employees options to purchase a total of 545,789 Class A ordinary shares of the Company with an exercise price of US$0.0002 per share. The options granted have a contractual term of 10 years. The options were fully vested and exercisable at the grant date. The options in 2) and 3) described above were subject to performance conditions based on the result of an annual performance review of the grantee in accordance with the predetermined performance targets. The Company estimated the annual performance review result for each grantee and recognized the related compensation expenses.

On August 16, 2023, under the 2022 plan, the Company granted an employee an option to purchase 12,987 ordinary shares of the Company with an exercise price of US$0.0002 per share. The options granted have a contractual term of 10 years. For the reward, 33.3% will be vested on August 16, 2023; 33.3% will be vested on August 16, 2024; and 33.3% will be vested on August 16, 2025.

The following table summarizes the share option activity and related information for the six months ended June 30, 2024:

	Number of Options	Weighted Average Exercise Price (RMB)	Weighted Average Remaining Term (Years)	Weighted Average Grant Date Fair Value (RMB)	Aggregated Intrinsic Value (RMB)
Outstanding as of January 1, 2024	312,386	0.001	9.30	7.34	4,004,469
Granted	—	—	—	—
Forfeited	37,413	0.001	—	7.34
Exercised	81,853	0.001	—	7.34
Outstanding as of June 30, 2024	193,120	0.001	8.83	7.34	611,641
Vested and exercisable as of June 30, 2024	51,956	0.001	8.83	7.34	164,553

During the six months ended June 30, 2023 and 2024, share-based compensation recognized by the Company related to the options were RMB133,201 and RMB285,272 respectively. The outstanding unamortized share-based compensation related to options was RMB465,851 (which will be recognized through April 2026) as of June 30, 2024.

12.    Share-based compensation

2022 Share Incentive Plan

In June 2022, our shareholders and board of directors adopted our 2022 share incentive plan, or the 2022 Plan, which has become effective upon the completion of our initial public offering, to motivate, attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of our business. Under the 2022 Plan, the maximum aggregate number of Class A ordinary shares which may be issued pursuant to all awards under such plan is 5,189,500, which constitutes 10% of the total issued and outstanding shares of our company on a fully-diluted basis as of the date of adoption.

Restricted Stock Units (“RSUs”)

On November 1, 2021, the Board of the Company approved the establishment of an employee benefit trust for the purpose of holding the Company’s ordinary shares to be transferred to the recipient employees and directors of the share awards granted prior to the establishment of the 2022 Plan. In January 2022, Mr. Jianping Kong and other original shareholders of Zhejiang Haowei transferred a total of 5,626,678 ordinary shares held by them on behalf of the respective equity reward holders to Nanometa Ltd. (“Nanometa”), the nominee of the employee benefit trust. 273,155 shares held by Nanometa were sold on behalf of the recipient employees and directors. As of December 31, 2023, a total of 5,353,523 shares were still held by Nanometa, which comprises of: 1) 4,161,023 shares held on behalf of and transferable to the recipient employes and directors upon request; 2) 895,018 shares transferable to the recipient employees and directors upon vesting; and 3) 214,149 shares unassigned due to forfeiture of share awards.

During the years ended December 31, 2021, 2022 and 2023, share-based compensation recognized by the Company related to the RSUs were RMB19,344, RMB17,863 and RMB6,227, respectively. As of December 31, 2022 and 2023, unrecognized compensation cost is RMB15,559 and RMB4,264, respectively, which is expected to be recognized through December 2024.

The following table summarized the RSUs activity and related information for the year ended December 31, 2022 and 2023:

	Number of RSUs	Weighted Average Grant Date Fair Value (RMB)
Unvested, January 1, 2022	3,090,710	0.02
Granted	—	—
Forfeited	81,131	0.02
Vested	1,003,192	0.02
Unvested, December 31, 2022	2,006,387	0.02
Granted	—	—
Forfeited	216,350	0.02
Vested	895,019	0.02
Unvested, December 31, 2023	895,018	0.02

Options

On January 1, 2022, the Company granted an employee an option to purchase 250,000 Class A ordinary shares of the Company with an exercise price of US$0.0004 per share. The option granted has a contractual term of 10 years. For the reward, 33.3% will be vested on December 31, 2022 or one year after the Company completed the initial public offering, whichever is earlier; 33.3% will be vested on December 31, 2023 or two years after the Company completed the initial public offering, whichever is earlier; and 33.3% will be vested on December 31, 2024 or three years after the Company completed the initial public offering, whichever is earlier. During the year ended December 31, 2023, the employee exercised the option to purchase a total of 83,333 shares. The shares were held on behalf of and transferable to the employee by Nanometa, the nominee of the employee benefit trust.

The option granted on January 1, 2022 was valued using the binomial model with the assistance of an independent valuation firm using the management’s estimates and assumptions. Significant assumptions used in the valuation are set as below:

	January 1, 2022
Spot price on valuation date	US$	4.80
Expected volatility		137.01%
Risk-free interest rate		1.51%
Dividend yield		0.00%
Forfeiture rate		0.00%

On April 27, 2023, the Company granted a series of options under the 2022 share incentive plan: 1) the Company granted employees options to purchase a total of 225,215 Class A ordinary shares of the Company with an exercise price of US$0.0002 per share. The options granted have a contractual term of 10 years. For the reward, 33.3% will be vested on April 27, 2024; 33.3% will be vested on April 27, 2025; and 33.3% will be vested on April 27, 2026; 2) the Company granted employees options to purchase a total of 77,869 Class A ordinary shares of the Company with an exercise price of US$0.0002 per share. The options granted have a contractual term of 10 years. For the reward, 33.3% will be vested on July 12, 2023; 33.3% will be vested on July 12, 2024; and 33.3% will be vested on July 12, 2025; 3) the Company also granted employees options to purchase a total of 545,789 Class A ordinary shares of the Company with an exercise price of US$0.0002 per share. The options granted have a contractual term of 10 years. The options were fully vested and exercisable at the grant date. The options in 2) and 3) described above were subject to performance conditions based on the result of an annual performance review of the grantee in accordance with the predetermined performance targets. The Company estimated the annual performance review result for each grantee and recognized the related compensation expenses.

On August 16, 2023, under the 2022 plan, the Company granted an employee an option to purchase 12,987 ordinary shares of the Company with an exercise price of US$0.0002 per share. The options granted have a contractual term of 10 years. For the reward, 33.3% will be vested on August 16, 2023; 33.3% will be vested on August 16, 2024; and 33.3% will be vested on August 16, 2025.

The options granted under the 2022 plan were valued using the Black-Scholes model using the management’s estimates and assumptions. Significant assumptions used in the valuations are set as below:

	For the year ended December 31, 2023
Spot price on valuation date	US$	1.06
Expected volatility		120.95% – 123.34%
Risk-free interest rate		3.53% – 4.28%
Dividend yield		0.00%

The following table summarizes the share options activity and related information for the years ended December 31, 2022 and 2023:

	Number of Options	Weighted Average Exercise Price (RMB)	Weighted Average Remaining Term (Years)	Weighted Average Grant Date Fair Value (RMB)	Aggregated Intrinsic Value (RMB)
Outstanding as of January 1, 2022	—	—	—	—	—
Granted	250,000	0.003	10.0	60.94
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding as of December 31, 2022	250,000	0.003	9.0	60.94	2,001,626
Vested and exercisable as of December 31, 2022	83,333	0.003	9.0	60.94	667,209
Granted	861,860	0.001	9.3	7.34
Forfeited	211,584	0.003	—	49.57
Exercised	587,890	0.002	—	14.94
Outstanding as of December 31, 2023	312,386	0.001	9.3	7.34	4,004,469
Vested and exercisable as of December 31, 2023	71,517	0.001	9.3	7.34	916,775

During the years ended December 31, 2021, 2022 and 2023, share-based compensation recognized by the Company related to the option were nil, RMB9,329,484 and RMB712,184, respectively. The outstanding unamortized share-based compensation related to option was RMB1,032,277 (which will be recognized through April 2026) as of December 31, 2023.